JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNTS H, Q, and W

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated January 30, 2025 to PROSPECTUSES dated April 29, 2024

Changes to Variable Investment Options

This Supplement applies to INDEPENDENCE VARIABLE ANNUITY, INDEPENDENCE PREFERRED VARIABLE ANNUITY, INDEPENDENCE 2000 VARIABLE ANNUITY, REVOLUTION VALUE VARIABLE ANNUITY, VENTURE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE VISION® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY, VENTURE OPPORTUNITY A SHARE VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY, and WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements the prospectus dated April 29, 2024 for the Contract you purchased (the “Annuity Prospectus”).

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus please contact our Annuities Service Center at 1-800-344-1029 to request a free copy. You may also visit our website at www.jhannuities.com.

Portfolio Subadviser Change

Effective on or about February 7, 2025 (the “Effective Date”), the JHVIT High Yield Trust portfolio’s “Former Subadviser” will be replaced by the “New Subadviser” indicated below:

Former Subadviser	New Subadviser
Western Asset Management Company, LLC	Manulife Investment Management (US) LLC

As a result, after the Effective Date, all references in the prospectuses to the Former Subadviser are changed to the New Subadviser, respectively.

Changes to Investment Objective

In addition, on or about the Effective Date, there is a change to the JHVIT High Yield Trust portfolio’s investment objective in the “Appendix: Portfolios Available Under the Contract” section of the Annuity Prospectus.

Accordingly, the subadviser and investment objective of the JHVIT High Yield Trust Series I portfolio are deleted in the “Appendix: Portfolios Available Under the Contract” section of each Annuity Prospectus and replaced with the following:

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/23) (%)
				1-Year	5-Year	10-Year
The fund seeks high current income. Capital appreciation is a secondary goal.	High Yield Trust – Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.86	%*	13.05	4.90	3.54

*	This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.

Accordingly, the subadviser and investment objective of the JHVIT High Yield Trust Series II portfolio are deleted in the “Appendix: Portfolios Available Under the Contract” section of each Annuity Prospectus and replaced with the following:

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/23) (%)
				1-Year	5-Year	10-Year
The fund seeks high current income. Capital appreciation is a secondary goal.	High Yield Trust – Series II John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	1.06	%*	12.70	4.70	3.33

*	This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.

Accordingly, the subadviser and investment objective of the JHVIT High Yield Trust Series NAV portfolio are deleted in the “Appendix: Portfolios Available Under the Contract” section of each Annuity Prospectus and replaced with the following:

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses		Average Annual Total Returns (as of 12/31/23) (%)
				1-Year	5-Year	10-Year
The fund seeks high current income. Capital appreciation is a secondary goal.	High Yield Trust – Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.81	%*	12.87	4.95	3.58

*	This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.

You should retain this Supplement for future reference.

Supplement dated January 30, 2025

01/25:VAPS73	333-70728	333-71074
	333-70730	333-146591
	333-70850	033-79112
	333-71072	333-83558
	333-164147	333-164145